STOCK-BASED COMPENSATION (Details Narrative) - USD ($)																																					3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 16, 2020	Dec. 15, 2020	Nov. 16, 2020	Oct. 28, 2020	Oct. 12, 2020	Oct. 01, 2020	Sep. 11, 2020	Aug. 19, 2020	Aug. 17, 2020	Aug. 16, 2020	Aug. 05, 2020	Aug. 03, 2020	Jul. 31, 2020	Jul. 27, 2020	Jun. 23, 2020	Jun. 09, 2020	Feb. 13, 2020	Jan. 29, 2020	Jan. 03, 2020	Jan. 02, 2020	Dec. 16, 2019	Oct. 17, 2019	Oct. 08, 2019	Oct. 01, 2019	Sep. 30, 2019	Aug. 15, 2019	Jul. 02, 2019	Jun. 12, 2019	Jun. 06, 2019	Jun. 01, 2019	May 14, 2019	May 01, 2019	Apr. 03, 2019	Apr. 02, 2019	Apr. 01, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of stock options granted																																							3,236,340		10,593,700	17,245,000
Options granted, exercise price																																							$ 2.40		$ 1.43	$ 0.46
Aggregate instrinsic value, outstanding																																					$ 129,067,956		$ 129,067,956
Aggregate instrinsic value, exercisable																																					$ 75,702,225		$ 75,702,225
Estimated fair value of common stock																																					$ 5.80		$ 5.80
Employee share based stock option																																					3,400,000		3,400,000
Board [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of stock options granted																			600,000															200,000	200,000	200,000
Stock price																			$ 0.40															$ 0.01	$ 0.01	$ 0.01
Options granted, exercise price																			$ 0.50															$ 0.40	$ 0.40	$ 0.40
Options vesting period																			1 year															2 years	2 years	2 years
Strike price																			$ 0.50															$ 0.40	$ 0.40	$ 0.40
Expected volatility																			72.00%															73.00%	72.00%	74.00%
Risk-free interest rate																			1.41%															2.32%	2.28%	2.31%
Dividend rate																			0.00%															0.00%	0.00%	0.00%
Expected term																			3 years 3 months															3 years 6 months	3 years 6 months	3 years 6 months
Options vesting period, description																			The options for 50% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent one-year period
Memberof Advisory Board [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of stock options granted																							100,000					100,000	100,000			100,000	100,000
Stock price																							$ 0.40					$ 0.40	$ 0.40			$ 0.40	$ 0.40
Options granted, exercise price																							$ 0.50					$ 0.50	0.50			$ 0.50	$ 0.50
Options vesting period																							1 year					1 year				2 years	1 year
Strike price																							$ 0.50					$ 0.50	$ 0.50			$ 0.50	$ 0.50
Expected volatility																							73.00%					72.00%	73.00%			73.00%	73.00%
Risk-free interest rate																							1.76%					1.79%	1.88%			2.20%	2.31%
Dividend rate																							0.00%					0.00%	0.00%			0.00%	0.00%
Expected term																							5 years 10 months 17 days					3 years 3 months	3 years 3 months			3 years 3 months	3 years 3 months
Options vesting period, description																							The options vest at 50% on the one-year anniversary of the grant date and then monthly over the subsequent two-year period					The options vest at 50% on the one-year anniversary of the grant date and then monthly over the subsequent one-year period	The options vest at 50% on the one-year anniversary of the grant date and then monthly over the subsequent one-year period
Two Members of Advisory Board [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of stock options granted																															200,000
Stock price																															$ 0.40
Options granted, exercise price																															$ 0.50
Options vesting period																															2 years
Strike price																															$ 0.50
Expected volatility																															73.00%
Risk-free interest rate																															1.93%
Dividend rate																															0.00%
Expected term																															3 years 3 months
Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of stock options granted																										2,045,000	11,500,000
Stock price																										$ 0.40	$ 0.40
Options granted, exercise price																										$ 0.50
Options vesting period																										1 year	1 year
Strike price																										$ 0.50
Expected volatility																										73.00%	72.00%
Risk-free interest rate																										1.51%	1.42%
Dividend rate																										0.00%	0.00%
Expected term																										3 years 5 months 26 days
Options vesting period, description																										The options vest at 33% on the one-year anniversary of the grant date and then monthly over the subsequent two-year period	The options vest at 33% or 50% on the one-year anniversary of the grant date and then monthly over the subsequent one- to two-year period
Employee [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of stock options granted	100,000		3,000,000	500,000		65,000	200,000	80,000		175,000	112,000	250,000	250,000	250,000	50,000	406,000	1,205,000	200,000	1,000,000	50,000					100,000
Stock price	$ 2.05		$ 2.05	$ 2.05		$ 2.05	$ 2.05	$ 2.05		$ 0.40	$ 0.40	$ 0.40	$ 0.40	$ 0.40	$ 0.40	$ 0.40	$ 0.40		$ 0.40	$ 0.40					$ 0.40																2.05
Options granted, exercise price	$ 2.05		$ 2.00	$ 2.05		$ 2.05	$ 2.00	$ 2.00		$ 2.00	$ 2.00	$ 2.00	$ 2.00	$ 2.00	$ 2.00	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50					$ 0.50
Options vesting period	1 year		1 year	1 year		1 year	1 year	1 year		1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year					2 years
Strike price	$ 2.05		$ 2.00	$ 2.05		$ 2.05	$ 2.00	$ 2.00		$ 2.00	$ 2.00	$ 2.00	$ 2.00	$ 2.00	$ 2.00	$ 0.50	$ 0.50		$ 0.50	$ 0.50					$ 0.50																$ 2.05
Expected volatility	74.00%		74.00%	74.00%		74.00%	74.00%	72.00%		74.00%	74.00%	74.00%	74.00%	73.00%	73.00%	74.00%	74.00%		72.00%	72.00%					73.00%
Risk-free interest rate	0.37%		0.37%	0.41%		0.34%	0.27%	0.26%		0.29%	0.29%	0.22%	0.22%	0.21%	0.30%	0.33%	0.40%		1.41%	1.59%					1.51%
Dividend rate	0.00%		0.00%	0.00%		0.00%	0.00%	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%	0.00%					0.00%
Expected term	3 years 9 months		3 years 10 months 17 days	3 years 9 months		3 years 9 months	3 years 9 months	3 years 6 months 7 days			3 years 6 months 7 days	3 years 9 months	3 years 9 months	3 years 9 months	3 years 11 months 8 days	3 years 7 months 28 days	3 years 5 months 26 days		3 years 5 months 26 days	3 years 5 months 26 days					3 years 3 months
Options vesting period, description	The options for 25% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent three-year period		The options for 30% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent two-year period	The options for 25% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent three-year period		The options for 25% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent three-year period	The options for 25% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent three-year period	The options for 25% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent four-year period		The options for 25% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent three-year or two-year period	The options for 25% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent four-year period	The options for 25% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent three-year period	The options for 25% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent three-year period	The options for 25% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent three-year period	The options for 25% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent four-year period	P1Y	The options for 33% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent two-year period	The options for 33% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent two-year period	The options for 33% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent two-year period	The options for 33% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent two-year period
Two Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of stock options granted									500,000													2,000,000		300,000
Stock price									$ 0.40													$ 0.40		$ 0.40
Options granted, exercise price									$ 2.00													$ 0.50		$ 0.50
Options vesting period									1 year													1 year		1 year
Strike price									$ 2.00													$ 0.50		$ 0.50
Expected volatility									74.00%													72.00%		72.00%
Risk-free interest rate									0.29%													1.72%		1.36%
Dividend rate									0.00%													0.00%		0.00%
Expected term									3 years 9 months													3 years 5 months 26 days		3 years 5 months 26 days
Options vesting period, description									The options for 25% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent three-year period													The options vest at 33% on the one-year anniversary of the grant date and then monthly over the subsequent two-year period		The options vest at 33% on the one-year anniversary of the grant date and then monthly over the subsequent two-year period
Mr. Reithinger [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of stock options granted					425,000																720,000
Stock price																					$ 0.40
Options granted, exercise price					$ 0.50																$ 0.50
Options vesting period																					3 years
Strike price																					$ 0.50
Expected volatility																					72.00%
Risk-free interest rate																					1.67%
Dividend rate																					0.00%
Expected term																					5 years 11 months 26 days
Employee One [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of stock options granted										45,000					95,700
Stock price										$ 0.40					$ 0.40
Options granted, exercise price										$ 2.00					$ 2.00
Options vesting period										1 year					1 year
Strike price										$ 2.00					$ 2.00
Expected volatility										74.00%					73.00%
Risk-free interest rate										0.29%					0.30%
Dividend rate										0.00%					0.00%
Expected term										3 years 9 months					3 years 5 months 26 days
Options vesting period, description										The options for 33% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent two-year period					The options for 33% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent two-year period
Several Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of stock options granted		740,000
Stock price		$ 2.05
Options granted, exercise price		$ 2.05
Options vesting period		1 year
Strike price		$ 2.05
Expected volatility		74.00%
Risk-free interest rate		0.37%
Dividend rate		0.00%
Expected term		3 years 9 months
Options vesting period, description		The options for 25% of the shares vest on the one-year anniversary of the grant date and then monthly over the subsequent three-year period
Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Expected volatility																																							83.28%	73.93%
Risk-free interest rate																																							0.86%	0.33%
Maximum [Member] | Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Options granted, exercise price																											$ 0.50
Strike price																											$ 0.50
Expected term																											3 years 5 months 26 days
Maximum [Member] | Employee [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Expected term										3 years 7 months 28 days
Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Expected volatility																																							73.43%	73.61%
Risk-free interest rate																																							0.42%	0.22%
Minimum [Member] | Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Options granted, exercise price																											$ 0.38
Strike price																											$ 0.38
Expected term																											3 years 3 months 29 days
Minimum [Member] | Employee [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Expected term										3 years 9 months
2019 Equity Incentive Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of stock options granted																																							3,236,340	4,390,700	10,593,700	17,245,000
Options granted, weighted average grant date fair value																																							$ 1,554,909	$ 157,384	$ 2,030,144	$ 1,641,184
Options vested, weighted average grant date fair value																																							267,818		776,925	5,086
Employee Benefits and Share-based Compensation																																					$ 1,251,635	$ 392,661	2,981,523	1,062,000	1,533,777	396,951
Stock options future compensation cost																																							$ 12,863,247		$ 6,850,996
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																							2 years 6 months 29 days		1 year 11 months 15 days
Aggregate intrinsic value, outstanding	$ 29,220,685																																								$ 29,220,685
Aggregate intrinsic value, exercisable	$ 11,603,701																																								$ 11,603,701
Stock price	$ 2.05																																								$ 2.05
2019 Equity Incentive Plan [Member] | Nonvested Options [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Options vested, weighted average grant date fair value																																							$ 15,713,025	$ 1,871,528	$ 2,889,317	$ 1,636,098
2019 Equity Incentive Plan [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of common shares issued																														25,000,000
Shares issued, term																														10 years
Stock option exercisable years																																									10 years
2019 Equity Incentive Plan [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock option exercisable years																																									5 years